UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 110.6%
DIVERSIFIED 6.3%
American Assets Trust(a),(b)	387,981	$12,791,734
BGP Holdings PLC (Australia) (EUR)(c),(d),(e)	3,927,678	0
Forest City Enterprises, Class A(a),(b),(e)	372,468	7,285,474
Gramercy Property Trust	1,589,355	9,154,685
Vornado Realty Trust(a),(b)	523,968	52,375,841
		81,607,734
HEALTH CARE 9.5%
Aviv REIT(a)	700,936	18,469,664
Health Care REIT	561,221	35,003,354
Omega Healthcare Investors	243,901	8,338,975
Ventas(a),(b)	992,192	61,466,294
		123,278,287
HOTEL 10.5%
Belmond Ltd., Class A (Bermuda)(e)	543,566	6,337,980
Chatham Lodging Trust(a),(b)	360,309	8,315,932
Hersha Hospitality Trust(a)	2,522,533	16,068,535
Hilton Worldwide Holdings(e)	555,481	13,681,497
Host Hotels & Resorts(a),(b)	1,708,792	36,448,533
Strategic Hotels & Resorts(a),(e)	2,507,563	29,213,109
Sunstone Hotel Investors	1,898,898	26,242,770
		136,308,356
INDUSTRIALS 8.1%
First Industrial Realty Trust(a),(b)	392,600	6,638,866
Prologis(a),(b)	1,947,184	73,408,837
Rexford Industrial Realty	861,508	11,923,270
STAG Industrial	614,161	12,719,274
		104,690,247
OFFICE 21.5%
BioMed Realty Trust(a)	1,453,517	29,361,043
Boston Properties(a),(b)	192,744	22,312,046
Brandywine Realty Trust(a)	1,066,603	15,007,104
Corporate Office Properties Trust(a)	533,696	13,726,661
Cousins Properties(a),(b)	1,547,066	18,487,439
Douglas Emmett(a),(b)	828,297	21,262,384
Empire State Realty Trust, Class A(a),(b)	890,474	13,374,920
Equity Commonwealth(a)	647,151	16,638,252

	Number of Shares	Value
Hudson Pacific Properties(a)	700,782	$17,281,284
Kilroy Realty Corp.	450,225	26,761,374
Mack-Cali Realty Corp.	262,975	5,025,452
Parkway Properties	1,379,692	25,910,616
PS Business Parks(a),(b)	86,328	6,573,014
SL Green Realty Corp.(a),(b)	467,144	47,331,030
		279,052,619
RESIDENTIAL 18.5%
APARTMENT 17.7%
American Homes 4 Rent, Class A(a)	1,394,435	23,552,007
Apartment Investment & Management Co.(a),(b)	591,704	18,828,021
AvalonBay Communities(a)	136,572	19,252,555
Equity Residential(a),(b)	1,410,791	86,876,510
Essex Property Trust(a),(b)	199,384	35,639,890
Home Properties	291,595	16,982,493
UDR(a),(b)	1,012,345	27,586,401
		228,717,877
MANUFACTURED HOME 0.8%
Sun Communities	209,162	10,562,681
TOTAL RESIDENTIAL		239,280,558

SELF STORAGE 8.1%
CubeSmart(a),(b)	838,238	15,071,519
Extra Space Storage	351,201	18,111,436
Public Storage(a),(b)	310,326	51,464,464
Sovran Self Storage	266,329	19,804,224
		104,451,643
SHOPPING CENTERS 27.3%
COMMUNITY CENTER 10.8%
Brixmor Property Group(a)	798,625	17,777,392
Kimco Realty Corp.(a),(b)	1,806,388	39,577,961
Ramco-Gershenson Properties Trust	1,276,543	20,743,824
Regency Centers Corp.(a),(b)	515,720	27,761,208
Washington Prime Group(a),(b)	708,183	12,379,039
Weingarten Realty Investors	679,434	21,402,171
		139,641,595
FREE STANDING 0.7%
Spirit Realty Capital	880,324	9,657,154

	Number of Shares	Value
REGIONAL MALL 15.8%
General Growth Properties(a),(b)	1,927,847	$45,400,797
Glimcher Realty Trust(a)	1,900,405	25,731,484
Macerich Co. (The)(a),(b)	139,802	8,923,562
Pennsylvania REIT	499,379	9,957,617
Simon Property Group(a),(b)	696,311	114,487,454
		204,500,914
TOTAL SHOPPING CENTERS		353,799,663

SPECIALTY 0.8%
CyrusOne(a)	446,067	10,723,451
TOTAL COMMON STOCK (Identified cost—$1,060,808,939)		1,433,192,558

PREFERRED SECURITIES—$25 PAR VALUE 16.2%
BANKS 0.3%
Countrywide Capital V, 7.00%, due 11/1/36	109,000	2,801,300
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	1,142	1,507,440
		4,308,740
BANKS—FOREIGN 0.7%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	360,000	9,349,200

INDUSTRIALS 0.3%
CHS, 6.75%	120,000	3,058,800

INSURANCE—MULTI-LINE—FOREIGN 0.8%
ING Groep N.V., 7.05% (Netherlands)(a)	205,000	5,219,300
ING Groep N.V., 7.375% (Netherlands)	210,504	5,378,377
		10,597,677
REAL ESTATE 14.1%
DIVERSIFIED 3.9%
Colony Financial, 8.50%, Series A(a)	364,975	9,832,426
Duke Realty Corp., 6.50%, Series K	200,000	5,014,000
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,182,000
DuPont Fabros Technology, 7.625%, Series B(a)	230,000	5,911,000
EPR Properties, 9.00%, Series E (Convertible)(a)	191,000	5,820,725
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,622,651
National Retail Properties, 5.70%, Series E	99,783	2,379,825
NorthStar Realty Finance Corp., 8.50%, Series D	158,522	3,961,465
NorthStar Realty Finance Corp., 8.75%, Series E	113,750	2,869,912
Urstadt Biddle Properties, 7.125%, Series F	106,600	2,773,732

	Number of Shares	Value
Vornado Realty Trust, 6.625%, Series I	110,000	$2,805,000
		50,172,736
HOTEL 2.9%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	10,991,700
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	5,277,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,945,000
Hospitality Properties Trust, 7.125%, Series D	123,725	3,169,835
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	5,672,700
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	3,800,000
Sunstone Hotel Investors, 8.00%, Series D(a)	180,000	4,864,500
		37,720,735
INDUSTRIALS 0.8%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,406,650
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	5,117,000
Monmouth Real Estate Investment Corp., 7.875%, Series B	80,000	2,102,400
		10,626,050
OFFICE 1.5%
American Realty Capital Properties, 6.70%, Series F(a)	562,494	13,004,861
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	4,129,600
Hudson Pacific Properties, 8.375%, Series B	90,000	2,317,500
		19,451,961
RESIDENTIAL 1.6%
APARTMENT 0.8%
Alexandria Real Estate Equities, 7.00%, Series D(a)	199,200	5,412,643
Apartment Investment & Management Co., 6.875%(a)	204,000	5,232,600
		10,645,243
MANUFACTURED HOME 0.8%
Campus Crest Communities, 8.00%, Series A(a)	257,126	6,441,006
Equity Lifestyle Properties, 6.75%, Series C	115,994	3,017,584
		9,458,590
TOTAL RESIDENTIAL		20,103,833

SHOPPING CENTERS 3.4%
COMMUNITY CENTER 1.8%
Cedar Realty Trust, 7.25%, Series B(a)	160,000	4,184,000
DDR Corp., 6.50%, Series J(a)	340,000	8,581,600
Kite Realty Group Trust, 8.25%, Series A	140,000	3,693,200

	Number of Shares	Value
Regency Centers Corp., 6.625%, Series 6	200,000	$5,140,000
Weingarten Realty Investors, 6.50%, Series F	53,571	1,350,525
		22,949,325
REGIONAL MALL 1.6%
CBL & Associates Properties, 7.375%, Series D(a)	546,988	13,948,194
General Growth Properties, 6.375%, Series A	120,644	2,967,842
Pennsylvania REIT, 8.25%, Series A	159,000	4,205,550
		21,121,586
TOTAL SHOPPING CENTERS		44,070,911
TOTAL REAL ESTATE		182,146,226
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$192,991,568)		209,460,643

PREFERRED SECURITIES—CAPITAL SECURITIES 6.5%
BANKS 0.8%
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,516,875
JPMorgan Chase & Co., 6.10%, Series X	2,300,000	2,283,884
		9,800,759
BANKS—FOREIGN 3.5%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	6,400,000	6,816,000
Banco do Brasil SA/Cayman, 9.00%, 144A (Brazil)(f)	2,380,000	2,320,738
Barclays PLC, 8.00% (United Kingdom) (EUR)	2,150,000	2,837,759
Barclays PLC, 8.25% (United Kingdom)(a)	4,001,000	4,114,028
Credit Agricole SA, 7.875%, 144A (France)(f)	2,332,000	2,362,608
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(f)	3,291,000	3,463,777
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)	7,500,000	8,887,500
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,200,000	5,239,650
Lloyds Banking Group PLC, 7.50% (United Kingdom)	4,000,000	4,130,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	4,000,000	4,700,000
		44,872,060
INSURANCE 1.5%
LIFE/HEALTH INSURANCE 0.3%
Provident Financing Trust I, 7.405%, due 3/15/38	3,650,000	4,301,598

LIFE/HEALTH INSURANCE—FOREIGN 0.5%
La Mondiale Vie, 7.625% (France)	6,250,000	6,875,000

		Number of Shares	Value
PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)		3,525,000	$4,163,906

REINSURANCE—FOREIGN 0.4%
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a),(f)		4,640,000	4,802,400
TOTAL INSURANCE			20,142,904

TELECOMMUNICATION 0.3%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22, 144A(f)		3,998,000	3,928,035

UTILITIES 0.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(f)		4,250,000	4,946,150
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$77,289,115)			83,689,908

		Principal Amount
CORPORATE BOND—REAL ESTATE—SHOPPING CENTERS 0.3%
General Shopping Finance Ltd., 10.00%, 10.00%, 144A (Cayman Islands)(c),(f)		$4,157,000	4,105,038
TOTAL CORPORATE BONDS (Identified cost—$4,157,000)			4,105,038

		Number of Shares
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(g)		10,900,000	10,900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,900,000)			10,900,000

TOTAL INVESTMENTS (Identified cost—$1,346,146,622)	134.4%		$1,741,348,147

LIABILITIES IN EXCESS OF OTHER ASSETS	(34.4)		(445,818,927)

NET ASSETS (Equivalent to $11.82 per share based on 109,646,321 shares of common stock outstanding)	100.0%		$1,295,529,220

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $945,327,926 in aggregate has been pledged as collateral.

(b)         A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $420,916,799 in aggregate has been rehypothecated.

(c)          Illiquid security. Aggregate holdings equal 0.7% of the net assets of the Fund.

(d)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(e)          Non-income producing security.

(f)           Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.0% of the net assets of the Fund, of which 0.3% are illiquid.

(g)          Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,433,192,558	$1,433,192,558	$—	$—	(a)
Preferred Securities - $25 Par Value - Residential - Apartment	10,645,243	5,232,600	5,412,643	—
Preferred Securities - $25 Par Value - Other Industries	198,815,400	198,815,400	—	—
Preferred Securities - Capital Securities	83,689,908	—	83,689,908	—
Corporate Bonds	4,105,038	—	4,105,038	—
Money Market Funds	10,900,000	—	10,900,000	—
Total Investments(b)	$1,741,348,147	$1,637,240,558	$104,107,589	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Investments in Securities
Balance as of December 31, 2013	$8,471,421
Change in unrealized appreciation (depreciation)	683,264
Transfers out of Level 3(a)	(9,154,685)
Balance as of September 30, 2014	$—

(a) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of this investment. As of September 30, 2014, the Fund used a quoted price in determining the value of the same investment, which resulted from the expiration of a lockup on these shares on March 25, 2014.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. At September 30, 2014, the Fund did not have any written option contracts outstanding.

Transactions in written options during the nine months ended September 30, 2014, were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	5,881	$117,914
Options written	—	—
Options expired	(5,881)	(117,914)
Options outstanding at September 30, 2014	—	$—

Note 3.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,346,146,622
Gross unrealized appreciation	$411,572,910
Gross unrealized depreciation	(16,371,385)
Net unrealized appreciation	$395,201,525

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2014